Related Party Transactions (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related party transactions [Abstract]
Amount payable to directors as reimbursement expenses	$ 49,288	$ 182,787
Salaries and wages paid to key management personnel	743,684	687,697
Share-based payments to key management personnel	$ 1,326,049	$ 450,436